Prepayment for business acquisition	12 Months Ended
Dec. 31, 2011
Prepayment for business acquisition

7 Prepayment for business acquisition

On April 28, 2010, the Group entered into a Cooperation Framework Agreement with Xintang Media Technology (Beijing) Limited (“ Xintang”), its shareholders and associated companies, pursuant to which the Group intended to acquire equity interests in Xintang indirectly at the following consideration of (i) US$5 million in cash as advance payment; (ii) shares of the common stock of the Company at a price US$3.01 per share (the “Consideration Shares”); and (iii) warrants to purchase the common stock of the Company at an exercise price US$3.50 per share (the “Consideration Warrants”). Xintang is a Chinese company and conducts advertising and media business in China.

As at December 31, 2010, the Group had paid Rmb10.3 million to Xintang and its shareholders (the “Xintang Prepayment”). The completion of this acquisition was contingent upon the satisfaction of a number of conditions, including a fair value assessment to be performed on the equity interest in Xintang by an international independent appraiser, completion of restructuring of the target companies involved in the transaction, execution of advertising and media business cooperation arrangements between Xintang and the Xinhua News Agency in China (an official media body of the Chinese government), and approval of the transaction obtained from the shareholders of the Company in a general meeting. Since certain of the aforesaid conditions precedent had not been satisfied, the parties decided not to proceed with the transaction and to terminate the cooperation framework agreement. The Company is currently in the process of negotiating with Xintang on the details regarding the termination as well as recovery of the Xintang Deposit. Given the fact that Xintang is a project company incorporated with minimal initial assets and operations, and the Company could not assess the financial strengths of the shareholders of Xintang, as a result, the directors of the Company considered that the timing of recovery and magnitude of amounts to be recovered of the Xintang Prepayment could not be reasonably assured. Accordingly, the directors of the Company made a full provision for impairment against the carrying amount of the Xintang Prepayment in 2010 and the provision was retained as at December 31, 2011.